Tax	12 Months Ended
Jul. 31, 2021
Income Taxes [Abstract]
Tax	Tax
The tax charge for the year comprises:

	2021	2020	2019
	$m	$m	$m
Current year tax charge	394	294	306
Adjustments to tax charge in respect of prior years	19	(16)	4
Total current tax charge	413	278	310
Deferred tax (credit)/charge: origination and reversal of temporary differences	(172)	39	(51)
Total tax charge	241	317	259
The deferred tax credit of $172 million (2020: charge of $39 million and 2019: credit of $51 million) includes a credit of $29 million (2020: credit of $5 million and 2019: charge $4 million) resulting from changes in tax rates. The deferred tax credit is materially impacted by an accounting method change with respect to accounting for inventory in the USA. This has resulted in a recharacterization of deferred tax liabilities and increased current year tax charge for a net nil impact. A tax charge of $12 million (2020: credit $10 million and 2019: charge of $8 million) arises on the profit from discontinued operations.
Tax on items charged to the Group statement of comprehensive income:

	2021	2020	2019
	$m	$m	$m
Deferred tax (charge)/credit on remeasurement of retirement benefit plans	(19)	44	6
Total tax on items (charge)/credit to the Group statement of comprehensive income	(19)	44	6
Within the statement of other comprehensive income, there is a tax credit of $8 million (2020: $nil and 2019: $nil) relating to changes in tax rates.
Tax on items credited to equity:

	2021	2020	2019
	$m	$m	$m
Current tax credit on share-based payments	5	6	5
Deferred tax credit on share-based payments	4	5	1
Total tax on items credited to equity	9	11	6
There is no tax charge in the statement of changes in equity which relates to changes in tax rates in 2021, 2020, and 2019.
The Group has made provisions for the liabilities likely to arise from open audits and assessments. At July 31, 2021, the Group has recognized provisions of $138 million (2020: $294 million and 2019: $254 million) in respect of its uncertain tax positions. The total provision has decreased by $156 million in the year primarily due to decreases related to closure of tax authority audits and the expiry of the statute of limitations for a number of open tax years. With respect to the remaining uncertain tax positions, although there is uncertainty regarding the timing of the resolution of these matters, management do not believe that the Group’s uncertain tax provisions constitute a major source of estimation uncertainty as they consider that there is no significant risk of a material change to its estimate of these provisions within the next 12 months.

	Total profit/tax from continuing operations
	2021		2020		2019
Tax reconciliation:	$m	%	$m	%	$m	%
Profit before tax	1,891		1,292		1,301
Expected tax at weighted average tax rate(1)	(431)	22.8	(272)	21.0	(216)	16.6
Adjusted for the effects of:
over/(under) provisions in respect of prior periods(2)	11	(0.6)	(2)	0.2	(5)	0.4
current year credit/(charge) in relation to uncertain tax provisions(3)	138	(7.4)	(33)	2.6	(35)	2.7
tax credits and incentives	12	(0.6)	6	(0.5)	4	(0.3)
non-taxable income	18	(1.0)	8	(0.6)	3	(0.2)
recognition of previously unrecognized deferred tax asset	—	—	—	—	11	(0.9)
other(4)	(18)	1.0	(29)	2.2	(17)	1.3
effect of tax rate changes(5)	29	(1.5)	5	(0.4)	(4)	0.3
Tax (charge) / effective tax rate	(241)	12.7	(317)	24.5	(259)	19.9

(1)This expected weighted average tax rate reflects the applicable statutory corporate tax rates on the accounting profits/losses in the countries in which the Group operates after intra-group financing. This results in interest deductions and lower taxable profits in many of the countries and therefore reduce the tax rate.
(2)This includes adjustments arising out of movements in uncertain tax provisions regarding prior periods and differences between the final tax liabilities in the tax computations and the tax liabilities provided in the consolidated financial statements.
(3)This reflects management’s assessment of the potential tax liability for the current year in relation to open tax issues and audits.
(4)This primarily relates to non-taxable disposal of businesses and to certain expenditure for which no tax relief is available such as disallowable business entertaining costs and legal/professional fees.
(5)In fiscal 2021, this relates to the change of the corporation tax rate to 25 percent from the previously enacted 19 percent in the UK. In fiscal 2020 and fiscal 2019, this relates to the change of the deferred tax rate to 19 percent from the previously enacted 17 percent in the UK.
Deferred tax assets and liabilities
Deferred tax assets and liabilities, which are offset where the Group has a legally enforceable right to do so, are shown in the balance sheet after offset as follows:

	2021	2020
	$m	$m
Deferred tax assets	303	216
Deferred tax liabilities	—	(26)
	303	190
The following are the major deferred tax assets and liabilities recognized by the Group and movements thereon during the current and prior reporting year:

	Goodwill and intangible assets	Share- based payments	Property, plant and equipment	Right of use assets	Lease liabilities	Retirement benefit obligations	Inventory	Tax Method Changes	Tax losses	Trade and other payables	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At July 31, 2019	(74)	25	31	—	—	40	(114)	—	88	40	72	108
Adjustment on adoption of IFRS 16	—	—	—	(298)	372	—	—	—	—	(5)	—	69
At August 1, 2019	(74)	25	31	(298)	372	40	(114)	—	88	35	72	177
Credit/(charge) to income	3	(2)	(14)	27	(34)	1	5	—	11	(13)	(13)	(29)
Credit to other comprehensive income	—	—	—	—	—	44	—	—	—	—	—	44
Credit to equity	—	5	—	—	—	—	—	—	—	—	—	5
Acquisitions	(12)	—	1	(4)	4	—	—	—	—	—	—	(11)
Exchange rate adjustment	—	—	4	—	—	(1)	—	—	1	—	—	4
At July 31, 2020	(83)	28	22	(275)	342	84	(109)	—	100	22	59	190
Credit/(charge) to income	3	4	(5)	26	(42)	(4)	(19)	98	20	60	20	161
Charge to other comprehensive income	—	—	—	—	—	(19)	—	—	—	—	—	(19)
Credit to equity	—	4	—	—	—	—	—	—	—	—	—	4
Acquisitions	(16)	—	—	—	—	—	1	—	5	—	—	(10)
Transfers to held for sale	6	(1)	(17)	24	(25)	—	—	—	(17)	—	1	(29)
Transfers between categories	—	—	—	—	—	—	195	(195)	—	—	—	—
Exchange rate adjustment	—	—	5	—	—	1	—	—	—	—	—	6
At July 31, 2021	(90)	35	5	(225)	275	62	68	(97)	108	82	80	303
Legislation has been enacted in the UK to increase the standard rate of UK corporation tax from 19 percent to 25 percent with effect from April 2023. Accordingly, the UK deferred tax assets and liabilities have been calculated based on a tax rate which materially reflects the rate for the period in which the deferred tax assets and liabilities are expected to reverse.
Net deferred tax assets have been recognized on the basis that sufficient taxable profits are forecast to be available in the future to enable them to be utilized.
In addition, the Group has unrecognized gross tax losses totaling $404 million (2020: $369 million) that have not been recognized on the basis that their future economic benefit is uncertain. These losses have no expiry date and relate predominantly to capital losses.
No deferred tax liability has been recognized in respect of taxable temporary differences associated with unremitted earnings from the Group’s subsidiary undertakings. However, tax may arise on $551 million (2020: $442 million) of temporary differences but the Group is in a position to control the timing of their reversal and it is probable that such differences will not reverse in the foreseeable future.